Schedule of trade and other receivables (Details) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Trade receivables, gross	$ 917,411	$ 1,144,456
Allowance for credit losses	(360,777)	(369,844)
Trade receivables	556,634	774,612
R&D tax incentive	524,901	371,365
Goods and services taxes	132,114	47,647
Services contracts	74,864	9,625
Other receivables	731,879	428,637
Trade and other receivables	$ 1,288,513	$ 1,203,249